Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DEFENSIVE STRATEGY FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	5.12%	5.15%	(3.56%)	2.35%	2.72%	6.26%	(0.26%)	2.81%	2.56%	(0.14%)
DEFENSIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	5.35%	5.98%	(1.58%)	1.56%	(19.54%)	19.84%	(3.29%)	9.69%	12.93%	(0.74%)
CONSERVATIVE STRATEGY FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	5.82%	6.16%	(6.08%)	4.39%	2.91%	9.51%	(1.67%)	5.24%	4.26%	(0.12%)
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	10.57%	8.76%	(8.24%)	15.54%	(4.36%)	20.64%	(3.33%)	9.89%	12.51%	(0.30%)
MODERATE STRATEGY FUND - Class F Prospectus | SAAT MODERATE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	6.40%	6.80%	(9.67%)	7.41%	3.66%	13.99%	(3.54%)	8.45%	6.60%	(0.87%)
MODERATE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	11.93%	8.24%	(6.10%)	16.23%	(2.41%)	22.76%	(4.87%)	14.32%	10.53%	(0.12%)
AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	12.56%	14.42%	(16.96%)	12.31%	11.16%	22.21%	(9.87%)	18.79%	8.56%	(3.48%)
TAX-MANAGED AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	12.02%	16.14%	(14.30%)	20.97%	11.26%	24.42%	(8.88%)	20.13%	8.08%	(1.97%)
CORE MARKET STRATEGY FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	7.85%	9.98%	(14.66%)	8.04%	8.86%	17.14%	(6.23%)	11.76%	7.52%	(3.12%)
CORE MARKET STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	12.00%	16.16%	(14.33%)	20.91%	11.21%	24.43%	(8.91%)	20.07%	8.12%	(1.91%)
MARKET GROWTH STRATEGY FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	9.74%	11.64%	(14.93%)	10.18%	9.35%	19.13%	(7.71%)	14.29%	7.91%	(3.37%)
MARKET GROWTH STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Annual Return [Percent]	11.99%	16.11%	(14.26%)	20.92%	11.24%	24.42%	(8.88%)	20.12%	8.10%	(1.97%)
DEFENSIVE STRATEGY FUND - Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	5.12%	5.15%	(3.56%)	2.35%	2.72%	6.26%	(0.26%)	2.81%	2.56%	(0.14%)
CONSERVATIVE STRATEGY FUND - Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	5.02%	5.26%	(6.64%)	3.46%	2.14%	8.69%	(2.49%)	4.53%	3.48%	(0.88%)
MODERATE STRATEGY FUND - Class D Prospectus | SAAT MODERATE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	5.51%	6.00%	(10.29%)	6.61%	2.97%	13.07%	(4.26%)	7.64%	5.82%	(1.61%)
AGGRESSIVE STRATEGY FUND - Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	11.74%	13.58%	(17.57%)	11.50%	10.34%	21.24%	(10.54%)	17.97%	7.70%	(4.19%)
CORE MARKET STRATEGY FUND - Class D Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	7.85%	9.98%	(14.66%)	8.04%	8.86%	17.14%	(6.23%)	11.76%	7.52%	(3.12%)
MARKET GROWTH STRATEGY FUND - Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS D
Prospectus [Line Items]
Annual Return [Percent]	8.85%	10.84%	(15.54%)	9.30%	8.62%	18.14%	(8.36%)	13.47%	7.13%	(4.16%)
DEFENSIVE STRATEGY FUND - Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	4.86%	4.89%	(3.87%)	2.06%	2.51%	6.10%	(0.61%)	2.56%	2.21%	(0.40%)
CONSERVATIVE STRATEGY FUND - Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	5.52%	5.85%	(6.23%)	4.12%	2.62%	9.37%	(2.07%)	5.13%	4.03%	(0.47%)
MODERATE STRATEGY FUND - Class I Prospectus | SAAT MODERATE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	6.09%	6.48%	(9.83%)	7.16%	3.45%	13.66%	(3.85%)	8.30%	6.24%	(1.11%)
AGGRESSIVE STRATEGY FUND - Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	12.32%	14.28%	(17.25%)	12.12%	10.88%	21.90%	(10.10%)	18.43%	8.34%	(3.74%)
CORE MARKET STRATEGY FUND - Class I Prospectus | SAAT CORE MARKET STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	8.17%	10.46%	(13.89%)	7.82%	9.62%	17.91%	(6.19%)	11.49%	7.35%	(1.48%)
MARKET GROWTH STRATEGY FUND - Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	9.50%	11.29%	(15.12%)	9.92%	9.08%	18.86%	(7.98%)	14.04%	7.66%	(3.66%)